Reporting Segment and Geographic Information - Schedule of Significant Expenses (Details) - Other Operating Segment [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant and other segment expenses:
Salaries and related benefits, including SBC, net		$ 23,468	$ 21,865	$ 19,178
Clinical trials, subcontractors and materials, net		9,248	6,198	7,784
Professional, legal and marketing expenses		4,596	3,149	4,412
Other segment items	[1]	4,976	4,830	4,306
Financial expenses (income), net		218	(4,298)	(6,539)
Tax on income		121	6	16
Segment net loss		$ 42,627	$ 31,750	$ 29,157

[1]	Other segment items included in segment net loss primarily includes rent and related, depreciation and travel expenses.